SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and consolidation
(a) Basis of presentation and consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE for which the Company is the ultimate primary beneficiary, and the VIE’s subsidiaries.

These consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company, its subsidiaries, VIE and VIE’s subsidiaries in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Commencing January 1, 2013, due to the expansion of the Company’s business and diversification of revenue streams, revenue presentation was reclassified into categories of (i) mobile value added services, which includes original revenue stream of consumer mobile security, mobile games, and live mobile social video platform; (ii) enterprise mobility; (iii) advertising services; and (iv) other services.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore, the Company or its subsidiary is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

Business combinations
(b) Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805: Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquired entity over (ii) the fair value of the identifiable net assets of the acquired entity is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risks inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over the relevant period.

In a business combination achieved in stages, the Company re-measures its previously held equity interest in the acquired entity at its acquisition-date fair value and recognizes the resulting gain or loss in earnings.

Use of estimates
(c) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures of contingent assets and liabilities. Management makes its estimates based on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of goodwill, intangibles, other long-lived assets and equity investments, the valuation and recognition of share-based compensation,  fair value of identifiable assets and liabilities acquired through business combination and valuation and recognition of derivative liability bifurcated from the Convertible debt.

Cash and cash equivalents
(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Term deposits
(e) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months and equal or less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income (loss) during the period.

Restricted cash
(f) Restricted cash

Cash that is deposited in the bank but restricted for a specific purpose and therefore not available for immediate and general use by the Company is classified as restricted cash, which is presented separately from cash and cash equivalents on the consolidated balance sheet. The deposited balance is included in the Group’s bank account for guarantee of certain business purpose under an agreement until being used for the designated purpose or withdrawn due to expiration of the guarantee. As of December 31, 2015 and 2016, the Company had a restricted cash balance which is set aside for a period of 12 months of US$1,640 and $nil, respectively.

Short-term investments
(g) Short-term investments

Short term investments refer to the available-for-sale investments made in financial instruments with guaranteed return of principal upon maturity with a variable interest rate indexed to the performance of underlying assets. In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value, with the changes in fair value record as unrealized gain or loss in accumulated other comprehensive loss.

For the years ended December 31, 2015 and 2016, the Company invested US$289,266 (equivalent to RMB1,888,150), US$33,156 (equivalent to RMB 230,000) in a financial instruments managed by a bank in the PRC. The terms of the financial product are within 90 days. The Company earned investment income of US$65, US$1,435 and US$115 on the financial instruments, which was included in realized gain on investments in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2014, 2015 and 2016. As of December 31, 2015 and 2016, there were no short-term investment.

Allowance for doubtful accounts
(h) Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. The following table presents movement of the allowance for doubtful accounts:

	Balance at				Balance
	Beginning	Charged to		Disposal of	at End
	of Year	Expenses	Recoveries	Subsidiaries	of Year
	US$	US$	US$	US$	US$
Allowance for doubtful accounts
2014	3,918	4,974	—	—	8,892
2015	8,892	9,829	(845)	(777)	17,099
2016	17,099	9,728	(1,414)	(714)	24,699

Inventory
(i) Inventory

Inventories, consisting of products and devices available for sale, are accounted for using first in first out method, and are valued at the lower of cost or market. This valuation requires the Group to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Equity investments
(j) Equity investments

The Company’s equity investments are comprised of privately-held companies and limited partnerships. The Company uses the cost method to account for investments in shares that are not common stock or in-substance common stock, or investments in shares that are common stock or in-substance common stock, but over which the Company does not have significant influence. The Company uses the equity method to account for investments in shares in common stock or in-substance common stock over which the Company has significant influence but does not own a majority equity interest or otherwise control. The Company also uses the equity method to account for investments in limited partnerships unless the Company’s equity interest is so minor that the Company may have virtually no influence over the partnerships operating and financial policies.

Cost method investments

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, the Company carries the cost method investments at cost and only adjusts for other-than-temporary impairment and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs.

Equity method investments

In accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall, the Company initially records its equity method investments at cost and any excess of the cost of the investment over the proportional fair value of the underlying tangible and intangible assets and liabilities of the investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of investment. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

Sales of equity interests of an investee by the Company is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the equity interests sold.

Impairment for equity investments

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. Other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s carrying value over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of such investment.

Property and equipment, net
(k) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years

Expenditure for repairs and maintenance is expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Goodwill
(l) Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of November 1 and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than- not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group has performed impairment test on November 1, 2016 for the fiscal year of 2016, and the Group recognized goodwill impairment loss in the consolidated statements of comprehensive loss for the year ended December 31, 2016 (see Note 10).

When a portion of a reporting unit that constitutes a business is to be disposed of, goodwill associated with that business shall be included in the carrying amount of the business in determining the gain or loss on disposal. The amount of goodwill to be included in that carrying amount shall be based on the relative fair values of the business to be disposed of and the portion of the reporting unit that will be retained. However, if the business to be disposed of was never integrated into the reporting unit after its acquisition and thus the benefits of the acquired goodwill were never realized by the rest of the reporting unit, the current carrying amount of that acquired goodwill shall be included in the carrying amount of the business to be disposed of. That situation might occur when the acquired business is operated as a standalone entity or when the business is to be disposed of shortly after it is acquired. Situations in which the acquired business is operated as a standalone entity are expected to be infrequent because some amount of integration generally occurs after an acquisition. When only a portion of goodwill is allocated to a business to be disposed of, the goodwill remaining in the portion of the reporting unit to be retained shall be tested for impairment using its adjusted carrying amount.

Intangible Assets
(m) Intangible Assets

Intangible assets, comprising computer software, domain name use right, customer relationship, non-compete agreements, user base, technology, game and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The carrying amounts of the finite-lived intangible assets are reviewed for impairment when indicators of impairment are present in accordance with ASC 360-10. In accordance with ASC 360-10, an impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value. Impairment loss on intangible assets amounted to US$0, US$298 and US$6,159 was recorded for the years ended December 31, 2014, 2015 and 2016, respectively (see Note 9).

Impairment of long-lived assets other than goodwill and intangible assets
(n) Impairment of long-lived assets other than goodwill and intangible assets

The carrying amounts of long-lived assets other than goodwill and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. It mainly represents the prepaid Intellectual Property license fee for the games. The Group classifies the impairment of Intellectual Property for the games that generated limited revenues into cost of revenues. Considering there will be no future expected cash flow from certain long-lived assets other than goodwill and intangible assets, full impairment was made. The impairment of long-lived assets recorded in cost of revenues for the years ended December 31, 2014, 2015 and 2016 is US$0, US$2,214 and US$ 935, respectively. For the Intellectual Property for the games that are not launched yet and are not expected to bring in future cash flow, the Group classifies the impairment into general and administrative expense. The impairment of long-lived assets other than goodwill and intangible assets for the years ended December 31, 2014, 2015 and 2016 are US$0, US$4,185 and US$452 respectively. All these impairment loss were included in the consumer segment.

Convertible debt
(o) Convertible debt

In accordance with ASC subtopic 470-20, the convertible debts are initially carried at the principal amount of the convertible debts. Debt premium or discounts, which are the differences between the carrying value and the principal amount of convertible debts at the issuance date, together with related debts issuance cost which is a direct deduction from the principal amount, are subsequently amortized using effective interest method as adjustments to interest expense from the debt issuance date to its first redemption date. Derivative associated with the convertible debt should be measured with its fair value. Fair value of the derivative should be appraised in each reporting period and the change of its fair value should be recorded as fair value change from derivative in the financial statements. Convertible debts are classified as a current liability if they are or will be callable by the Company or puttable by the debt holders within one year from the balance sheet date, even though liquidation may not be expected within that period.

Functional currency and foreign currency translation and transactions
(p) Functional currency and foreign currency translation and transactions

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of the Company, and the Company’s overseas subsidiaries is US$, while the functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB. In the consolidated financial statements, the financial information of the Company’s subsidiaries, VIE and VIE’s subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, except for changes in accumulated deficit during the year which is the result of income statement translation process, and revenues, expenses, gains and losses are translated using the average exchange rate during the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of changes in equity and comprehensive income (loss). The exchange rates as of December 31, 2015 and 2016 are 6.4936 and 6.9370, respectively. The annual average exchange rates for the years ended December 31, 2014, 2015 and 2016 are 6.1429, 6.2272 and 6.6377, respectively.

Transactions denominated in currencies other than the functional currency are translated into prevailing functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive loss.

Mezzanine equity
(q) Mezzanine equity

Mezzanine Equity consists of non-controlling interests in FL Mobile Inc. and a put option pursuant to which the non-controlling shareholders will have the right to put their equity interests in FL Mobile Inc. to the Company at a pre-determined price if FL Mobile Inc. does not complete a qualified listing. The put option will expire within three month after the first anniversary of the closing date. Since the occurrence of the put is not solely within the control of the Company, the Company classifies the non-controlling interest as mezzanine equity instead of permanent equity in the Company’s consolidated financial statements.

In accordance with ASC subtopic 480-10, the Company calculates, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interest to its estimated redemption value over the period from the date of the issuance to the earliest redemption date of the non-controlling interest and (ii) the amount of net profit attributable to non-controlling shareholders of FL Mobile Inc. based on their ownership percentage. The carrying value of the non-controlling interest as mezzanine equity will be adjusted by an accumulative amount equal to the higher of (i) and (ii). See Note 14 – “Mezzanine Equity.”

Revenue recognition
(r) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and/or service has been performed, the price is fixed or determinable and collection is reasonably assured.

In accordance with ASC 605-45, the Company adopts net presentation method for its revenue, under which revenues are net of business tax, related surcharges and value added tax.

Revenues presented in the consolidated statements of comprehensive loss include revenues from mobile value added services that are comprised of consumer mobile security, mobile games and live mobile social video platform, advertising services, enterprise mobility and other services.

Mobile Value Added Services Revenues

Consumer mobile security revenues

Consumer mobile security revenues are derived principally from providing premium mobile security and productivity services to end users. The basic functions of security and productivity services, including anti-virus, anti-malware, anti-spam, privacy protection, data backup and recovery are free of charge. The customers are charged for updating the anti-virus database on a pay-per-use basis or paying a fee to subscribe to the premium security and productivity services including continuous update of anti-virus database, continuous update of the semantics of anti-spam, and advanced privacy protection on a monthly, quarterly, semi-annually or annually basis. The Group recognizes revenue for premium services considered to be software-related (e.g., mobile security services) in accordance with industry specific accounting guidance for software and software-related transactions. For premium services where the customer does not take possession of fully-functioning software (e.g., mobile productivity services), the Group recognizes revenue pursuant to ASC 605, Revenue Recognition. Provided collectability is probable, revenue is recognized over the usage period which is the same for software-related services and services where software is incidental to the provision of the services. Basic functions and customer support are provided to end users free of charge, whether they subscribe to services or not. Customer arrangements may include premium mobile security and productivity services which are multiple elements. Revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element. Fair value is generally determined by vendor-specific- objective-evidence (“VSOE”). For all the periods presented, the usage period for the elements in arrangements that include multiple elements is the same. No allocation was performed as there is no impact from the allocation on revenue recognized.

Revenue for pay-per-use services is recognized on a per-use basis when the update is made. Proceeds from sale of subscription services are deferred when received and revenue for the subscription services is recognized on a straight-line basis over the estimated service period provided all revenue recognition criteria have been met.

The payment channels include wireless carriers and service providers, independent distributors of prepaid cards, and third-party payment processors.

Wireless carriers and service providers. The Group, via service providers, cooperates with wireless carriers to provide consumer mobile security services to the customers. In China, service providers have the exclusive licenses to contract with wireless carriers in offering consumer mobile security services to the end users and they are mainly responsible for assisting in the billing of consumer mobile security services. Wireless carriers are mainly responsible for billing, collection and customer support relating to the end users. Under certain circumstances, the Group itself is a service provider and contract directly with wireless carriers.

Fees paid for premium service are charged to the customers’ telephone bills and shared between us and wireless carriers. The sharing percentage is fixed and determined by wireless carriers. The Group does not enter into arrangements directly with the wireless carriers except when the Group acts as a service provider and the wireless carriers are not acting as an agent for us in the transactions. Therefore, the revenue recognized is net of the amounts retained by the wireless carriers.

The Group recognizes and reports consumer mobile security services revenues on a gross basis based on service providers’ portion of the billings as the Group has the primary responsibility for fulfillment and acceptability of the consumer mobile security services and are considered a principal in the transactions. The amounts attributed to services providers’ share are determined pursuant to the arrangements between services providers and us and are recognized as costs of revenues.

To recognize consumer mobile security services revenues, the Group relies on wireless carriers and service providers to provide us with the billing confirmations for the amount of services they have billed to their mobile customers. At the end of each reporting period, when the wireless carriers or service providers are yet to provide us the monthly billing confirmations, the Group uses information generated from internal system as well as the historical data to estimate the amounts of collectable consumer mobile security services fees and to recognize revenue. Historically, there have been no significant adjustments to the revenue estimates.

Prepaid cards. The Group sells prepaid cards to customers through independent distributors. The customers can use the prepaid cards to subscribe to the premium services offered by the group. Once the customers activate the premium services using the prepaid cards, the Group starts to recognize revenues on a straight-line basis over the service period. The unused cash balances remaining in users’ accounts are recorded as a liability in deferred revenue. While the Group has primary responsibility for fulfillment and acceptability, the Group does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by the distributors, and therefore, net proceeds from the distributors form the basis of revenue recognition.

Third-party payment processors. The customers can also subscribe to premium services directly through the Company’s website and the billings are handled by third-party payment processors. Under these circumstances, the Group has the primary responsibility for fulfillment and acceptability of the service and recognizes the revenue on a gross basis. The amounts attributed to third-party payment processors are recognized as costs of revenue.

Mobile games revenues

Mobile game revenues are derived principally from game operations for both third-party developed mobile games and self-developed mobile games and game licensing of self-developed mobile games to other third-party game operators.

Mobile game operations. The Group generates mobile games revenues from operating and publishing mobile games developed by third parties and itself. The Group enters into exclusive or joint operation agreements with developers for licensed mobile game applications. The Group distributes the games on Apple’s App Store, Android platforms, FL Mobile’s platforms and other channels (collectively, “Platforms”). Game players can download the free-to-play games and pay to acquire virtual currency which can be redeemed in the game for in-game virtual items.

The Group sells both consumable and durable virtual goods in games. Consumable goods are items that are used up one-time, while durable goods are items accessible to the user over an extended period of time. For games under joint operation, the Group recognizes revenue from the sales of both consumable goods and durable goods at once when the virtual items are delivered. For games under exclusive operations, the Group recognizes revenue from the sales of consumable goods when the goods are used up. The Group recognizes revenue from the sales of durable goods actually consumed by ended-user in the content providers’ platform.

Pursuant to agreements signed between the Group and game developers and between the Group and Platforms, revenues from the sale of game currency to be used for the purchase of virtual items are shared among the Group, game developers and Platforms for third-party developed games and between the Group and Platforms for self-developed games, based on a pre-agreed ratio for each game.

The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to the game players or as an agent in the transaction, and the specific requirements of each agreement.

For third-party developed games operated under exclusive operation agreements and self-developed games, the Group recognizes revenue based on the gross amount billed to customers (i.e., inclusive of the amount retained by Platforms and the amounts paid to game developers under revenue-sharing arrangements if any), because the Group is able to determine pricing for the virtual items sold and is the primary obligor to the customers. The amount paid to Platforms and game developers are recorded as cost of services.

For third-party developed games operated under joint operation agreements, the game developer is considered the primary obligor to the customers and has latitude in establishing price. The Group accounts for such sales on a net basis by recognizing the commission it retains from each sale (i.e., revenue net of the amount retained by Platforms and the amounts paid to game developers under revenue-sharing arrangements).

To determine whether the Platform plays a role of primary obligor or an agent, the Group has considered ASC 605-45-45 and concluded that the Platform is an agent in the sale of in-game virtual items to the customers because it 1) is not responsible for the fulfillment of in-game virtual items and does not take overall responsibility of the services provided to the customers, 2) does not have pricing latitude and only receives a fixed commission, 3) does not have inventory risk, 4) does not change the virtual items sold or determine specifications of the game or the virtual items sold, and 5) does not have credit risk. In the case of self-developed games and third-party developed games under exclusive operation by the Group, Platforms are the agents of the Group. In the case of third-party developed games under joint operation, Platforms are the agents of the game developers.

Mobile game licensing. The Group licenses its self-developed games to other third-party game operators and generally receives revenue in forms of initial license fees, non-refundable minimum guarantee, monthly revenue-based fees under revenue-sharing arrangement or a combination. The initial license fee is generally a fixed amount and recognized ratably over the term of the license. The non-refundable minimum guarantee is generally a fixed amount and recognized once the fees are collected. The revenue-based fees under revenue-sharing arrangement are generally equal to a fixed percentage of the revenues generated by the game operators from the sale of virtual items and are recognized when the game operators provide the Group the monthly billing confirmation.

Live Mobile Social Video Platform

The Group operates live mobile social video communities, including Showself Live Video, Lehai Live Video and Haixiu Live Video. The community contains thousands of real time video rooms (the “Room”) with user-created content provided by hosts and online users, and showed to the Rooms’ viewers. The Group is responsible for providing a technological infrastructure to enable the hosts, online users and viewers to interact through live mobile social online video platforms.

All the Rooms can be accessed for free. The Group mainly derives the revenue from sales of virtual currency which can be used to purchase virtual presents in the Rooms.

The Group’s operating entities primarily cooperate with independent third-party distributors to sell the Group’s virtual currency through annual distribution agreements with these distributors. Third-party distributors purchase virtual currency from the Group with no refund provision according to the annual distribution agreements, and they are responsible for selling the virtual currency to end users. They may engage their own sales representatives, which are referred to as “sales agents” to directly sell to individual end users. The Group has no control over such “sales agents”. The Group has discretion to determine the price of the virtual currency sold to third-party distributors, but have no discretion as to the price at which virtual currency is sold by third-party distributors to the sales agents. Revenues earned from sales through third-party distributors are recognized net of the sales discount to these distributors and ratably over the estimated average playing period of paying users.

The Group also utilizes third-party payment collection channels, which charges the group the payment handling cost for users to purchase the virtual currency directly from it. The payment handling costs are recorded in cost of sales. There is no sales discount to third-party payment collection channels. Upon sales of virtual currency, the Group typically has an implied obligation to provide the services which enable the virtual currency to be used on platform. The Group has discretion to determine the price of the virtual currency sold to end users. In addition, the Group takes overall responsibility of the content or performances provided by hosts in community. Consequently, the Group recognizes revenue on a gross basis pursuant to ASC 605-45, and recognizes revenue ratably over the estimated average playing period of paying users.

The Groups estimates the playing periods of paying users based on available data obtained since the Company launched the platform Showself Live Video in April 2014, platform Lehai Live Video in October 2015 and platform Haixiu Live Video in May 2016. On a quarterly basis, the Groups determines the estimated average playing period for paying players, beginning at the time of a payer’s first purchase on platform and ending on a date when that paying player is no longer active. The Group recognized revenue directly for payment from users, which used for instant consumable virtual good related to Room’s hosts. For payment used for virtual goods that are durable to be consumed and those consumed by end users, the group recognized deferred revenue and amortizes the amount over the estimated average playing period of paying users.

The Group determines that a paying player has ceased playing on platform once the player reached an Inactive Period. The Group defines the Inactive Period as the length of time after which if a paying player has not logged into the community, the possibility that he/she will continue to play on platform in the future is very low. To determine the Inactive Period, the Group regularly analyzes paying players’ activities in the community. For the players who have not logged on platform for 50 days as of the period end, the Group deems them inactive players. Currently estimated average playing periods are approximately three months, based on current available paying users’ information. The Group regularly reassesses these estimates and may revise such estimates in the future as additional data becomes available and if and when future data indicates a change in playing patterns or behaviors.

Advertising Revenues

Advertising revenues are derived principally from promotion of third-parties’ applications, games or services over a particular period of time, through a variety of patterns, which are classified into online advertising services and offline advertising services.

Online advertising revenues. The Group promotes third-parties’ games and applications through NQ security applications and related applications in a variety of forms including but not limited to offer-walls, push-notification, and content integrations. Advertising fees are generally charged to advertisers on the cost per action (“CPA”) basis. The desired actions to be performed include but are not limited to activation, download, click, registration or opt-ins, which are determined by the advertisers. The revenues are generally recognized when the end users activate the applications, register accounts or deliver their opt-ins.

The Group also provides advertising services by embedding the advertisement in applications developed by third-party content providers. The Group signs agreements with advertisers and content providers separately. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to advertisers or as an agent in the transaction, and the specific requirements of each agreement. After considering the Company’s obligations and risks, latitude in establishing price, determination of service specifications and etc., the Group concludes that the Group is the primary obligor in the contracts with advertisers. The fees are charged to advertisers on the CPA basis. The revenues are recognized by us on a gross basis pursuant to ASC 605-45, including payments to content providers. The advertising fees paid to the third-party content providers are recognized as costs of services.

Moreover, the Group provides advertisement placements on the Company’s websites and interest-based communities. The Group enters into pay-for-time (“CPT”) contracts with advertisers, under which the fixed price and advertising services are established upfront and charged ratably over the contractual period of display.

Offline pre-installation revenues. The Group provides the pre-installation services to promote various applications in mobile phones. The revenues are recognized when the end users activate the applications or become active users within certain periods, pursuant to the contracts.

Enterprise Mobility Revenues

Enterprise mobility revenues are derived principally from hardware sales to enterprise users, technology and software development, and commission income shared from mobile network operators, all of which are provided on a stand-alone basis in the years of 2014, 2015 and 2016.

The revenue from sale of hardware is recognized upon the time of delivery. Hardware is considered delivered to customers once customers acknowledge the receipt of the hardware delivered and the title and risk of loss have been transferred. For most of the hardware sales, these criteria are met at the time customers’ sign off the delivery notes.

The Group recognizes the revenue from technology and software development upon the delivery and acceptance by customers of the standard proprietary software or tailored enterprise software, which involves significant production, modification, or customization. These software arrangements generally include the right to post contract customer support (“PCS”). The Group recognizes the technology and software development revenues immediately after the Group delivers the software since PCS is assessed insignificant after considering the facts of (i) no additional charges are incurred for PCS; (ii) all PCS are normally for a period of 6 months to 1 year; (iii) the estimated cost for such services is insignificant based on historical records; and (iv) the Group does not offer upgrades or enhancements to the software during PCS period and these services are expected to continue to be infrequent. The Group adopts completed-contract method to account for revenues from technology and software development, given the substantive acceptance terms in arrangements and short duration of development.

Commission income is derived from bringing enterprise users to the mobile network operators and is determined based on fixed percentages of actual charges to the enterprise users as agreed with the mobile operators. Commission incomes are recognized in the month in which the service is provided to the enterprise users. For the amount of revenues to be recognized, the Group firstly estimates the amount of service fee and recognizes revenue based on the fixed commission rates as stipulated on the contract that multiply the estimated customer charges. When the Group later receives the statements of actual charge issued by the mobile network operators, the Group records a true-up adjustment. Based on the historical experience, there had not been any material adjustments incurred.

Other Services Revenues

Other services revenues are derived principally from providing technology development and training services. The Group recognizes these revenues when performance is completed.

Cost of revenues
(s) Cost of revenues

Cost of revenues primarily consists of customer acquisition cost paid to third party business partners based on number of end users referred by them, which are expensed when earned by third party business partners, fees paid to the handset makers and promotion agents for them to preload the Group’s software and fees paid to or retained by SPs and third party payment processors for their services relating to the billing of the Group’s consumer mobile security revenues. Cost of revenues also includes the hardware procurement cost for enterprise mobility business, as well as fees paid to third-party content providers for advertising services and mobile game operations. Staff costs of those departments directly involved in providing mobile value added services; enterprise mobility and advertising services, as well as other services are also included in cost of revenues.

Marketing and advertising costs
(t) Marketing and advertising costs

Marketing and advertising costs consist primarily of costs for the promotion of corporate image and product marketing. The Group expensed all marketing and advertising costs as incurred. Marketing and advertising costs for the years ended December 31, 2014, 2015 and 2016 are US$11,293, US$7,706, and US$8,265 respectively.

Research and development
(u) Research and development

Research and development related expenses consist primarily of payroll-related expenses incurred for new product development and product enhancements. The Group expenses all costs incurred for the development of mobile security and productivity software, technology and software for enterprise customers, and technology of mobile platforms when incurred prior to the establishment of technological feasibility. Once the software has reached technological feasibility with a proven ability to operate in the market, all subsequent software development costs shall be capitalized until that software is marketed. The amount of costs qualifying for capitalization has been immaterial and, as a result, the Group did not capitalize any research and development costs for the years ended December 31, 2014, 2015 and 2016.

Operating leases
(v) Operating leases

Leases where substantially all the risks and rewards of ownership of the assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive loss on a straight line basis over the lease periods.

Government grant
(w) Government grant

Government grant is recorded as a liability in deferred revenue when receive upfront, and recognize as other income or reduction of related expense in the period when (i) all of the conditions attached to the subsidy are satisfied or it is not subject to future return or reimbursement, and (ii) the subsidies have been received or become receivable with reasonable assurance. The Group recorded subsidies from the PRC government of US$852, US$2,535, and US$128, in other income for the years ended December 31, 2014, 2015 and 2016, respectively.

Employee benefits
(x) Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed.

The Group recorded employee benefit expenses of US$7,274, US$10,601 and US$9,167 for the years ended December 31, 2014, 2015 and 2016, respectively.

Share-based compensation
(y) Share-based compensation

The Group grants share options and restricted shares to its selected employees, directors and non-employee consultants. Awards granted to employees with service conditions attached are measured at the grant date fair value and are recognized as an expense using graded vesting method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses in the period and thereafter when the performance goal becomes probable to achieve.

Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

Awards granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services are completed, and are recognized using graded vesting method over the period the service is provided.

Binomial option-pricing models are adopted to measure the value of awards at each grant date or measurement date. The determination of fair value is affected by the share price as well as assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Non-controlling interest
(z) Non-controlling interest

Non-controlling interest represents the equity interest in subsidiaries that is not attributable, either directly or indirectly, to the Company’s shares in such subsidiaries. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest in the results of the Company is presented on the face of the consolidated statements of comprehensive loss as an allocation of the total profit or loss for the periods between non-controlling shareholders and the shareholders of the Company.

Treasury stock
(aa) Treasury stock

The Company accounted for shares repurchased as treasury shares under the cost method and includes such treasury shares as a component within shareholders’ equity in accordance with ASC 505-30, and the treasury shares acquired are shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate method of disposition for those shares. When the treasury stock is retired, or repurchased for reissue, an excess of repurchase price over par value may be allocated into additional paid-in capital.

Income tax
(ab) Income tax

Current income tax is provided on the basis of income for financial reporting purpose, adjusted for income and expense items which are not assessable or deductible for income tax purpose, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax is accounted for using the liability approach which requires the recognition of income tax payable or refundable for the current year and deferred income tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income tax is determined based on the differences between the financial reporting and tax basis of assets and liabilities and is measured using the currently enacted income tax rates and laws. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in the consolidated statements of comprehensive income in the period when such changes are enacted. A valuation allowance is provided to reduce the carrying amounts of deferred income tax assets if it is considered more likely than not that a portion or all of the deferred income tax assets will not be realized.

Uncertain tax position
(ac) Uncertain tax position

The Group adopts a more likely than not threshold and a two-step approach for the measurement of tax position and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including the resolution of related appeals or litigation process, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of other expense in the consolidated statements of comprehensive income. For the years ended December 31, 2014, 2015 and 2016, the Company did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions.

Statutory reserve
(ad) Statutory reserve

The Company’s PRC subsidiaries, VIEs and the VIEs’ subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (determined under the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund; (ii) enterprise expansion fund; and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective companies. Appropriations to the other two reserve funds are subject to discretion of respective companies.

In accordance with China Company Laws, the Company’s PRC subsidiary, VIEs and the VIEs’ subsidiaries that are domestic companies must make appropriations from their after-tax profit (determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus funds; and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective companies. Appropriation to the discretionary surplus fund is made at the discretion of respective companies.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase of registered capital of the respective companies. These reserves are not allowed to be transferred to the Company in any forms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2014, 2015 and 2016, profit appropriation to the general reserve fund and the statutory surplus fund (“statutory reserve”) totaled US$941, US$1,572, and US$8,467 respectively, and there was no profit appropriation to other reserve funds for any of those years.

Loss per share
(ae) Loss per share

Basic loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted loss per share is computed using the weighted average number of common shares and potential common shares outstanding during the period for options and restricted shares under treasury stock method and for convertible debts under if-convertible method, if dilutive. Potential common shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Loss per share is computed on Class A common shares and Class B commons shares together, because both classes have the same dividend rights and the same participation rights in the Company’s undistributed earnings.

Related parties
(af) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive loss
(ag) Comprehensive loss

Comprehensive loss is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, only consists of cumulative foreign currency translation adjustment.

Segment reporting
(ah) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Group’s chief operating decision-maker (“CODM”), Chairman of the Board and Chief Executive Officer, in deciding how to allocate resources and assess performance.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

The Company has determined that the business segments that constitute its primary reportable segments are consumer and enterprise. The consumer segment primarily consists of mobile value added services, which includes mobile security services, mobile games and live mobile social video platform, advertising services and other services. The enterprise segment mainly consists of technology and software development services and hardware sales aggregated under enterprise mobility revenues.

Fair value measurement
(ai) Fair value measurement

The Company’s financial instruments include cash equivalents, term deposits, short-term investments, accounts receivable, certain other current and non-current assets, accounts payable, accrued expenses and other current liabilities and other non-current liabilities. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See Note 11 – Fair value measurements.

Discontinued operation
(aj) Discontinued operation

A discontinued operation may include a component of an entity or a group of components, a business. Disposal of a component or group of components should be reported in discontinued operations if the disposal represents a strategic shift that has, or will have a major effect on the entity’s operations and financial results. Examples of a strategic shift that has (or will have) a major effect on an entity’s operations and financial results could include a disposal of a major geographical area, a major line of business, a major equity method investment, or other major parts of an entity. The results of operations of a discontinued operation that has either been disposed of or classified as held for sale should be presented on the face of the statement in which net income is reported. Any gain or loss on the disposal or on classification as held for sale maybe disclosed on the face of the statement and in a note to the financial statements.

Effect of recent accounting pronouncements
(ak) Effect of recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which was subsequently modified in August 2015 by ASU No. 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date. The core principle of ASU No. 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the company expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12) as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20). Based on its preliminary evaluation of ASUs, the Group expects no material impact on its Advertising services and Product revenue streams in the period after adoption. The Group expects to complete its assessment of the effect of adopting ASUs by the end of 2017, as well as the selection of a transition approach.

In July 2015, the FASB issued No. ASU No. 2015-11, Simplifying the Measurement of Inventory. This ASU changes the measurement principle for inventories valued under the FIFO or weighted-average methods from the lower of cost or market to the lower of cost and net realizable value. Net realizable value is defined by the FASB as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This ASU does not change the measurement principles for inventories valued under the LIFO method. The amendments in this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group has evaluated the cumulative effect on the consolidated financial statements of adopting this guidance so as to transit to the new guidance in the year of 2017. The Group expects the effect is immaterial.

In November 2015, the FASB issued ASU No.2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The update eliminates the requirement to classify deferred tax assets and liabilities as noncurrent or current within a classified statement of financial position. Current guidance requires entities to classify deferred taxes as noncurrent or current. Under ASU 2015-17, a reporting entity is required to classify deferred tax assets and liabilities as noncurrent in a classified statement of financial position. Current guidance requiring the offsetting of deferred tax assets and liabilities of a tax-paying component of an entity and presentation as a single noncurrent amount is not affected. The amendment applies to all entities that present a classified statement of financial position. The update is effective for public business entities issuing financial statements for the annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early application is permitted for financial statements as of the beginning of an interim or annual reporting period. Entities may apply the update prospectively to all deferred tax assets and liabilities and taxes, or retrospectively for all periods presented. If an entity applies the update prospectively, the entity shall disclose the nature and reason of the change in accounting principle and disclose that the prior periods were not retrospectively adjusted. If an entity adopts the update retrospectively, the entity shall disclose the nature and reason of the change in accounting principle and disclose the quantitative effects of the accounting change on prior periods. The Company adopted this ASU on January 1, 2017 on a prospective basis. Accordingly, the adoption had no impact on the Company’s financial position, results of operations or cash flows.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Financial Instruments. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

The FASB issued ASU   No. 2016-02, Leases (Topic 842). ASU 2016-01 requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year entity). Early application is permitted for all public business entities and all nonpublic business entities upon issuance. The Group is in process of evaluating the cumulative effect on the consolidated financial statements of adopting this guidance so as to transit to the guidance in 2019.

In March 2016, the FASB issued ASU No. 2016-07(“ASU 2016-07), Investments—Equity Method and Joint Ventures (Topic 323), which related to simplify the accounting for equity method investments. This standard addresses several aspects of the accounting for investments under equity method and joint ventures, including: (a) Eliminate the requirement in Topic 323 that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. (b) The equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting.(c) The equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group expects the impact of adopting this standard on its consolidated financial statements is not material.

In March, 2016, the FASB issued ASU   No. 2016-09 (“ASU 2016-09”), Compensation – Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which relates to accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification in the statement of cash flows; and (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group is expects the impact of adopting this standard on its consolidated financial statements is not material.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In October, 2016, the FASB issued ASU   No. 2016-16 (“ASU 2016-16”), Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which relates to income tax of intra-entity transfers of assets other than inventory. The standard requires that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, “Simplifying the Test for Goodwill Impairment.” The guidance removes Step 2 of a goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.